Basis of Presentation and General Information (Tables)	12 Months Ended
Dec. 31, 2022
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Basis of Presentation and General Information - List of subsidiaries (Table)

				Date
	Wholly Owned Subsidiaries	Vessel Name	DWT	Delivered to Star Bulk	Year Built
1	Pearl Shiptrade LLC	Gargantua (1)	209,529	April 2, 2015	2015
2	Star Ennea LLC	Star Gina 2GR	209,475	February 26, 2016	2016
3	Coral Cape Shipping LLC	Maharaj (1)	209,472	July 15, 2015	2015
4	Sea Diamond Shipping LLC	Goliath (1)	207,999	July 15, 2015	2015
5	Star Castle II LLC	Star Leo	207,939	May 14, 2018	2018
6	ABY Eleven LLC	Star Laetitia	207,896	August 3, 2018	2017
7	Domus Shipping LLC	Star Ariadne	207,774	March 28, 2017	2017
8	Star Breezer LLC	Star Virgo	207,774	March 1, 2017	2017
9	Star Seeker LLC	Star Libra	207,727	June 6, 2016	2016
10	ABY Nine LLC	Star Sienna	207,721	August 3, 2018	2017
11	Clearwater Shipping LLC	Star Marisa	207,671	March 11 2016	2016
12	ABY Ten LLC	Star Karlie	207,566	August 3, 2018	2016
13	Star Castle I LLC	Star Eleni	207,517	January 3, 2018	2018
14	Festive Shipping LLC	Star Magnanimus	207,490	March 26, 2018	2018
15	New Era II Shipping LLC	Debbie H	206,823	May 28, 2019	2019
16	New Era III Shipping LLC	Star Ayesha	206,814	July 15, 2019	2019
17	New Era I Shipping LLC	Katie K	206,803	April 16, 2019	2019
18	Cape Ocean Maritime LLC	Leviathan	182,466	September 19, 2014	2014
19	Cape Horizon Shipping LLC	Peloreus	182,451	July 22, 2014	2014
20	Star Nor I LLC	Star Claudine	181,258	July 6, 2018	2011
21	Star Nor II LLC	Star Ophelia	180,716	July 6, 2018	2010
22	Sandra Shipco LLC	Star Pauline	180,233	December 29, 2014	2008
23	Christine Shipco LLC	Star Martha	180,231	October 31, 2014	2010
24	Pacific Cape Shipping LLC	Pantagruel	180,140	July 11, 2014	2004
25	Star Polaris LLC	Star Polaris	179,648	November 14, 2011	2011
26	Star Borealis LLC	Star Borealis	179,601	September 9, 2011	2011
27	Star Nor III LLC	Star Lyra	179,147	July 6, 2018	2009
28	Star Regg V LLC	Star Borneo	178,978	January 26, 2021	2010
29	Star Regg VI LLC	Star Bueno	178,978	January 26, 2021	2010
30	Star Regg IV LLC	Star Marilena	178,977	January 26, 2021	2010
31	Star Regg I LLC	Star Marianne	178,841	January 14, 2019	2010
32	Star Regg II LLC	Star Janni	177,939	January 7, 2019	2010
33	Star Trident V LLC	Star Angie	177,931	October 29, 2014	2007
34	Sky Cape Shipping LLC	Big Fish	177,620	July 11, 2014	2004
35	Global Cape Shipping LLC	Kymopolia	176,948	July 11, 2014	2006
36	Star Trident XXV LLC	Star Triumph	176,274	December 8, 2017	2004
37	ABY Fourteen LLC	Star Scarlett	175,800	August 3, 2018	2014
38	ABY Fifteen LLC	Star Audrey	175,125	August 3, 2018	2011
39	Sea Cape Shipping LLC	Big Bang	174,109	July 11, 2014	2007
40	ABY I LLC	Star Paola	115,259	August 3, 2018	2011

1.       Basis of Presentation and General Information – (continued):

Subsidiaries owning vessels in operation:

				Date
	Wholly Owned Subsidiaries	Vessel Name	DWT	Delivered to Star Bulk	Year Built
41	ABM One LLC	Star Eva	106,659	August 3, 2018	2012
42	Nautical Shipping LLC	Amami	98,648	July 11, 2014	2011
43	Majestic Shipping LLC	Madredeus	98,648	July 11, 2014	2011
44	Star Sirius LLC	Star Sirius	98,648	March 7, 2014	2011
45	Star Vega LLC	Star Vega	98,648	February 13, 2014	2011
46	ABY II LLC	Star Aphrodite	92,006	August 3, 2018	2011
47	Augustea Bulk Carrier LLC	Star Piera	91,952	August 3, 2018	2010
48	Augustea Bulk Carrier LLC	Star Despoina	91,945	August 3, 2018	2010
49	Star Trident I LLC	Star Kamila	87,001	September 3, 2014	2005
50	Star Nor IV LLC	Star Electra	83,494	July 6, 2018	2011
51	Star Alta I LLC	Star Angelina	82,953	December 5, 2014	2006
52	Star Alta II LLC	Star Gwyneth	82,703	December 5, 2014	2006
53	Star Nor VI LLC	Star Luna	82,687	July 6, 2018	2008
54	Star Nor V LLC	Star Bianca	82,672	July 6, 2018	2008
55	Grain Shipping LLC	Pendulum	82,578	July 11, 2014	2006
56	Star Trident XIX LLC	Star Maria	82,578	November 5, 2014	2007
57	Star Trident XII LLC	Star Markella	82,574	September 29, 2014	2007
58	ABY Seven LLC	Star Jeanette	82,567	August 3, 2018	2014
59	Star Trident IX LLC	Star Danai	82,554	October 21, 2014	2006
60	Star Sun I LLC	Star Elizabeth	82,430	May 25, 2021	2021
61	Star Sun II LLC	Star Pavlina	82,361	June 16, 2021	2021
62	Star Trident XI LLC	Star Georgia	82,281	October 14, 2014	2006
63	Star Trident VIII LLC	Star Sophia	82,252	October 31, 2014	2007
64	Star Trident XVI LLC	Star Mariella	82,249	September 19, 2014	2006
65	Star Trident XIV LLC	Star Moira	82,220	November 19, 2014	2006
66	Star Trident X LLC	Star Renee	82,204	December 18, 2014	2006
67	Star Trident XIII LLC	Star Laura	82,192	December 8, 2014	2006
68	Star Trident XV LLC	Star Jennifer	82,192	April 15, 2015	2006
69	Star Nor VIII LLC	Star Mona	82,188	July 6, 2018	2012
70	Star Trident II LLC	Star Nasia	82,183	August 29, 2014	2006
71	Star Nor VII LLC	Star Astrid	82,158	July 6, 2018	2012
72	Star Trident XVII LLC	Star Helena	82,150	December 29, 2014	2006
73	Star Trident XVIII LLC	Star Nina	82,145	January 5, 2015	2006
74	Waterfront Two LLC	Star Alessia	81,944	August 3, 2018	2017
75	Star Nor IX LLC	Star Calypso	81,918	July 6, 2018	2014
76	Star Elpis LLC	Star Suzanna	81,644	May 15, 2017	2013
77	Star Gaia LLC	Star Charis	81,643	March 22, 2017	2013
78	Mineral Shipping LLC	Mercurial Virgo	81,502	July 11, 2014	2013
79	Star Nor X LLC	Stardust	81,502	July 6, 2018	2011
80	Star Nor XI LLC	Star Sky	81,466	July 6, 2018	2010
81	Star Zeus VI LLC	Star Lambada	81,272	March 16, 2021	2016
82	Star Zeus I LLC	Star Capoeira	81,253	March 16, 2021	2015
83	Star Zeus II LLC	Star Carioca	81,199	March 16, 2021	2015
84	Star Zeus VII LLC	Star Macarena	81,198	March 6, 2021	2016
85	ABY III LLC	Star Lydia	81,187	August 3, 2018	2013
86	ABY IV LLC	Star Nicole	81,120	August 3, 2018	2013
87	ABY Three LLC	Star Virginia	81,061	August 3, 2018	2015
88	Star Nor XII LLC	Star Genesis	80,705	July 6, 2018	2010
89	Star Nor XIII LLC	Star Flame	80,448	July 6, 2018	2011

1.       Basis of Presentation and General Information – (continued):

Subsidiaries owning vessels in operation:

				Date
	Wholly Owned Subsidiaries	Vessel Name	DWT	Delivered to Star Bulk	Year Built
90	Star Trident III LLC	Star Iris	76,390	September 8, 2014	2004
91	Star Trident XX LLC	Star Emily	76,339	September 16, 2014	2004
92	Orion Maritime LLC	Idee Fixe	63,437	March 25, 2015	2015
93	Primavera Shipping LLC	Roberta	63,404	March 31, 2015	2015
94	Success Maritime LLC	Laura	63,377	April 7, 2015	2015
95	Star Zeus III LLC	Star Athena	63,371	May 19, 2021	2015
96	Ultra Shipping LLC	Kaley	63,261	June 26, 2015	2015
97	Blooming Navigation LLC	Kennadi (1)	63,240	January 8, 2016	2016
98	Jasmine Shipping LLC	Mackenzie (1)	63,204	March 2, 2016	2016
99	Star Lida I Shipping LLC	Star Apus	63,123	July 16, 2019	2014
100	Star Zeus V LLC	Star Bovarius	61,571	March 16, 2021	2015
101	Star Zeus IV LLC	Star Subaru	61,521	March 16, 2021	2015
102	Star Nor XV LLC	Star Wave	61,491	July 6, 2018	2017
103	Star Challenger I LLC	Star Challenger (1)	61,462	December 12, 2013	2012
104	Star Challenger II LLC	Star Fighter (1)	61,455	December 30, 2013	2013
105	Aurelia Shipping LLC	Honey Badger (1)	61,324	February 27, 2015	2015
106	Star Axe II LLC	Star Lutas (1)	61,323	January 6, 2016	2016
107	Rainbow Maritime LLC	Wolverine (1)	61,268	February 27, 2015	2015
108	Star Axe I LLC	Star Antares (1)	61,234	October 9, 2015	2015
109	ABY Five Ltd	Star Monica	60,935	August 3, 2018	2015
110	Star Asia I LLC	Star Aquarius	60,873	July 22, 2015	2015
111	Star Asia II LLC	Star Pisces (1)	60,873	August 7, 2015	2015
112	Star Nor XIV LLC	Star Glory	58,680	July 6, 2018	2012
113	Star Lida XI Shipping LLC	Star Pyxis	56,615	August 19, 2019	2013
114	Star Lida VIII Shipping LLC	Star Hydrus	56,604	August 8, 2019	2013
115	Star Lida IX Shipping LLC	Star Cleo	56,582	July 15, 2019	2013
116	Star Trident VII LLC	Diva	56,582	July 24, 2017	2011
117	Star Lida VI Shipping LLC	Star Centaurus	56,559	September 18, 2019	2012
118	Star Lida VII Shipping LLC	Star Hercules	56,545	July 16, 2019	2012
119	Star Lida X Shipping LLC	Star Pegasus	56,540	July 15, 2019	2013
120	Star Lida III Shipping LLC	Star Cepheus	56,539	July 16, 2019	2012
121	Star Lida IV Shipping LLC	Star Columba	56,530	July 23, 2019	2012
122	Star Lida V Shipping LLC	Star Dorado	56,507	July 16, 2019	2013
123	Star Lida II Shipping LLC	Star Aquila	56,506	July 15, 2019	2012
124	Star Regg III LLC	Star Bright	55,783	October 10, 2018	2010
125	Glory Supra Shipping LLC	Strange Attractor	55,715	July 11, 2014	2006
126	Star Omicron LLC	Star Omicron	53,444	April 17, 2008	2005
127	Star Zeta LLC	Star Zeta	52,994	January 2, 2008	2003
128	Star Theta LLC	Star Theta	52,425	December 6, 2007	2003
		Total dwt	14,072,068

(1)	Subject to sale and lease back financing transaction (Note 7)

Basis of Pesentation and General Information - List of Non-vessel owning companies (Table)

Non-vessel owning subsidiaries at December 31, 2022 (the below list includes companies previously owning vessels that have been sold, intermediate holding companies, companies that charter-in vessels and management companies):

	Wholly Owned Subsidiaries
1	Star Bulk Management Inc.	19	Star Aurora LLC
2	Starbulk S.A.	20	Star Epsilon LLC
3	Star Bulk Manning LLC	21	Star ABY LLC
4	Star Bulk Shipmanagement Company (Cyprus) Limited	22	ABY Group Holding LLC
5	Candia Shipping Limited (ex Optima Shipping Limited)	23	Star Regina LLC
6	Star Omas LLC	24	Star Bulk (Singapore) Pte. Ltd.
7	Star Synergy LLC	25	Star Bulk Germany GmbH
8	Oceanbulk Shipping LLC	26	Star Mare LLC
9	Oceanbulk Carriers LLC	27	Star Sege Ltd
10	Star Bulk Finance (Cyprus) Limited	28	Star Regg VII LLC
11	Star Ventures LLC	29	Star Cosmo LLC
12	Star Logistics LLC (ex Dry Ventures LLC)	30	Star Delta LLC
13	Unity Holding LLC	31	Star Kappa LLC
14	Star Bulk (USA) LLC	32	Star Trident VI LLC
15	Star Bulk Norway AS(1)	33	Star Uranus LLC
16	Star New Era LLC	34	Star Zeus LLC
17	Star Thor LLC
18	Star Gamma LLC

(1) Under liquidation.

Basis of Presentation and General Information - Charter Revenue Percentage (Table)
Charterer	2020
A	11%